Share-Based Compensation, Turning Point Assumptions for Options Granted Under 2015 Plan (Details) - Turning Point [Member] - 2015 Plan [Member] - Stock Options [Member] - $ / shares					12 Months Ended
	Oct. 24, 2019	Mar. 20, 2019	Mar. 13, 2018	Mar. 07, 2018	Dec. 31, 2019
March 7, 2018 [Member]
Share-Based Compensation [Abstract]
Number of options granted (in shares)				98,100
Options outstanding (in shares)					87,353
Number exercisable (in shares)					30,362
Exercise price (in dollars per share)					$ 21.21
Remaining lives					8 years 2 months 8 days
Risk free interest rate					2.65%
Expected volatility					28.76%
Expected life					6 years
Dividend yield					0.83%
Fair value at grant date (in dollars per share)					$ 6.37
March 13, 2018 [Member]
Share-Based Compensation [Abstract]
Number of options granted (in shares)			26,000
Options outstanding (in shares)					26,000
Number exercisable (in shares)					17,420
Exercise price (in dollars per share)					$ 21.49
Remaining lives					8 years 2 months 16 days
Risk free interest rate					2.62%
Expected volatility					28.76%
Expected life					5 years 5 months 28 days
Dividend yield					0.82%
Fair value at grant date (in dollars per share)					$ 6.18
March 20, 2019 [Member]
Share-Based Compensation [Abstract]
Number of options granted (in shares)		155,780
Options outstanding (in shares)					147,830
Number exercisable (in shares)					0
Exercise price (in dollars per share)					$ 47.58
Remaining lives					9 years 2 months 19 days
Risk free interest rate					2.34%
Expected volatility					30.95%
Expected life					6 years
Dividend yield					0.42%
Fair value at grant date (in dollars per share)					$ 15.63
October 24, 2019 [Member]
Share-Based Compensation [Abstract]
Number of options granted (in shares)	25,000
Options outstanding (in shares)					25,000
Number exercisable (in shares)					0
Exercise price (in dollars per share)					$ 20.89
Remaining lives					9 years 9 months 25 days
Risk free interest rate					1.58%
Expected volatility					31.93%
Expected life					6 years
Dividend yield					0.95%
Fair value at grant date (in dollars per share)					$ 6.27